Provisions for other liabilities and charges - Discount Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Percentage of Increase (Decrease) In discount rate	1.00%	1.00%
Percentage of increase in discount rate	1.00%	1.00%
Percentage of decrease in discount rate	1.00%	1.00%
Effect of 1% increase in discount rate	$ (1,571,000)	$ (767,000)
Effect of 1% decrease in discount rate	1,093,000	815,000
Nigerian entities
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	11.2	11.2
IIHS Cameroon S.A.
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	5.5	5.5
IHS Cote d Ivoire S.A.
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	8.0	8.0
IHS Zambia Limited
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	5.1	5.5
IHS Rwanda Limited
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	16.0	16.0
IHS Brasil Cesso de Infraestruturas
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	6.8	6.8
IHS Kuwait Limited
Disclosure of other provisions [line items]
Percentage of discount rate applied to provisions calculation	$ 3.4	$ 4.8